General and administrative expenses by nature	6 Months Ended
Jun. 30, 2018
General and administrative expenses by nature [Abstract]
General and administrative expenses by nature
21.	General and administrative expenses by nature

General and administrative expenses were as follows:

	Six months ended June 30,
	2018	2017
Payroll, charges and benefits	(60,457)	(54,786)
Transportation	(237)	(140)
Advisory services	(15,987)	(7,680)
Depreciation/amortization/depletion	(15,148)	(3,998)
Lease of real estate, equipment and vehicles	(2,134)	(2,182)
Legal advisory services	(30,460)	(8,305)
Travel and lodging	(3,300)	(1,845)
Equipment maintenance	(403)	(236)
System maintenance	(108)	(884)
Provision for legal proceedings	(18,665)	(75,567)
Consumer materials	(1,763)	(1,700)
Third-party services	(3,039)	(2,737)
Other	(10,268)	(9,136)
Total general and administrative expenses	(161,969)	(169,196)